                      SMITH BARNEY VARIABLE ACCOUNT FUNDS



                              SEMI-ANNUAL REPORT


                                 June 30, 2000


 This report is authorized for distribution to shareholders and to others only when accompanied or preceded by a current prospectus of the Fund.

                          Income and Growth Portfolio

Historical Performance

                                          Net Asset Value
                                    ------------------------------
                                      Beginning          End          Income       Capital Gain        Total
Period Ended                          of Period       of Period      Dividends     Distributions     Returns/(1)/
======================================================================================================================
6/30/00                                $10.97           $8.59          $0.17           $2.21             (0.24)%/(2)/
----------------------------------------------------------------------------------------------------------------------
12/31/99                                13.98           10.97           0.24            2.59             (2.74)
----------------------------------------------------------------------------------------------------------------------
12/31/98                                17.29           13.98           0.49            4.98             12.89
----------------------------------------------------------------------------------------------------------------------
12/31/97                                14.69           17.29           0.10            1.38             28.11
----------------------------------------------------------------------------------------------------------------------
12/31/96                                15.24           14.69           0.56            3.24             21.02
----------------------------------------------------------------------------------------------------------------------
12/31/95                                13.05           15.24           0.44            0.94             27.56
----------------------------------------------------------------------------------------------------------------------
12/31/94                                14.93           13.05           0.39            1.02             (3.12)
----------------------------------------------------------------------------------------------------------------------
12/31/93                                14.36           14.93           0.57            1.45             18.61
----------------------------------------------------------------------------------------------------------------------
12/31/92                                13.76           14.36           0.50            0.48             11.48
----------------------------------------------------------------------------------------------------------------------
12/31/91                                10.93           13.76           0.58            0.00             31.34
----------------------------------------------------------------------------------------------------------------------
12/31/90                                12.66           10.93           0.66            0.00             (8.37)
======================================================================================================================
Total                                                                  $4.70          $18.29
======================================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


Average Annual Total Returns/(1)/

Six Months Ended 6/30/00(2)                             (0.24)%
--------------------------------------------------------------------
Year Ended 6/30/00                                     (10.15)
--------------------------------------------------------------------
Five Years Ended 6/30/00                                14.49
--------------------------------------------------------------------
Ten Years Ended 6/30/00                                 12.79
--------------------------------------------------------------------
Inception* to 6/30/00                                   11.89
====================================================================


Cumulative Total Return /(1)/


6/30/90 to 6/30/00                                     233.16%
====================================================================

 (1) Assumes reinvestment of all dividends and capital gain distributions.
 (2) Total return is not annualized, as it may not be representative of the total return for the year.
  *  The inception date for the Income and Growth Portfolio is July 20, 1989.

Historical Performance (unaudited)


                   Growth of $10,000 Invested in Shares of
                       the Income and Growth Portfolio
                       vs. Standard & Poor's 500 Index*
--------------------------------------------------------------------------------

                            June 1990 -- June 2000




                     Income &
                      Growth                 S&P 500
                     Portfolio                Index
                     ---------                -----
 6/90                 10,000                  10,000
12/90                  9,156                   9,400
12/91                 12,025                  12,258
12/92                 13,406                  13,190
12/93                 15,901                  14,589
12/94                 15,405                  14,780
12/95                 19,618                  20,326
12/96                 23,742                  24,990
12/97                 30,417                  33,327
12/98                 34,338                  42,904
12/99                 33,396                  51,928
 6/00                 33,316                  51,705

--------------------------------------------------------------------------------
[_]  Income and Growth Portfolio                  *  Standard & Poor's 500 Index
--------------------------------------------------------------------------------

* Hypothetical illustration of $10,000 invested in shares at June 30, 1990, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2000. The Standard & Poor's 500 Index is an index of widely held common stocks traded on the New York Stock Exchange, American Stock Exchange and Nasqaq Market. Figures for the index include reinvestment of dividends. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

               U.S. Government/High Quality Securities Portfolio

Historical Performance

                                          Net Asset Value
                                    ------------------------------
                                      Beginning          End          Income       Capital Gain        Total
Period Ended                          of Period       of Period      Dividends     Distributions     Returns/(1)/
======================================================================================================================
6/30/00                                $10.63          $10.48          $0.38           $0.00            2.17%/(2)/
----------------------------------------------------------------------------------------------------------------------
12/31/99                                10.40           10.63           0.03            0.00            2.55
----------------------------------------------------------------------------------------------------------------------
12/31/98                                12.66           10.40           1.06            1.23            0.22
----------------------------------------------------------------------------------------------------------------------
12/31/97                                12.90           12.66           0.04            0.90            5.43
----------------------------------------------------------------------------------------------------------------------
12/31/96                                13.66           12.90           1.22            0.00            3.34
----------------------------------------------------------------------------------------------------------------------
12/31/95                                12.46           13.66           0.94            0.00           17.20
----------------------------------------------------------------------------------------------------------------------
12/31/94                                13.35           12.46           0.84            0.00           (0.35)
----------------------------------------------------------------------------------------------------------------------
12/31/93                                13.44           13.35           0.87            0.02            5.91
----------------------------------------------------------------------------------------------------------------------
12/31/92                                13.45           13.44           0.89            0.05            6.91
----------------------------------------------------------------------------------------------------------------------
12/31/91                                12.74           13.45           0.87            0.02           12.58
----------------------------------------------------------------------------------------------------------------------
12/31/90                                12.54           12.74           0.82            0.00            8.11
======================================================================================================================
Total                                                                  $7.96           $2.22
======================================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.


Average Annual Total Returns/(1)/

Six Months Ended 6/30/00/(2)/                                 2.17%
----------------------------------------------------------------------
Year Ended 6/30/00                                            4.13
----------------------------------------------------------------------
Five Years Ended 6/30/00                                      3.87
----------------------------------------------------------------------
Ten Years Ended 6/30/00                                       5.98
----------------------------------------------------------------------
Inception* to 6/30/00                                         6.04
======================================================================

Cumulative Total Return/(1)/


6/30/90 to 6/30/00                                           78.72%
======================================================================

 (1) Assumes reinvestment of all dividends and capital gain distributions.
 (2) Total return is not annualized, as it may not be representative of the total return for the year.
  * The inception date for the U.S. Government/High Quality Securities Portfolio is July 31, 1989.

Historical Performance (unaudited)

                   Growth of $10,000 Invested in Shares of
            the U.S. Government/High Quality Securities Portfolio
                        vs. Lehman Brothers GNMA Index*

--------------------------------------------------------------------------------

                             June 1990 - June 2000



             U.S. Government/           Lehman
               High Quality              GNMA
           Securities Portfolio         Index
           --------------------         -----
 6/90            10,000                10,000
12/90            10,493                10,657
12/91            11,813                10,828
12/92            12,630                11,630
12/93            13,376                12,396
12/94            13,329                12,210
12/95            15,621                14,290
12/96            16,143                15,082
12/97            17,019                16,520
12/98            17,057                17,606
12/99            17,493                17,945
 6/00            17,872                18,684

          ----------------------------------------------------------
          -[_]-  U.S.  Government/High Quality Securities Portfolio
          *      Lehman Brothers GNMA Index
          ----------------------------------------------------------


* Hypothetical illustration of $10,000 invested in shares at June 30, 1990, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2000. The Lehman Brothers GNMA Index is an composed of 15-year and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

                           Reserve Account Portfolio

Historical Performance

                                          Net Asset Value
                                    ------------------------------
                                      Beginning          End          Income       Capital Gain        Total
Period Ended                          of Period       of Period      Dividends     Distributions     Returns/(1)/
==================================================================================================================
6/30/00                                 $7.61           $7.12          $0.68           $0.00            2.44%/(2)/
------------------------------------------------------------------------------------------------------------------
12/31/99                                 7.36            7.61           0.00            0.00            3.40
------------------------------------------------------------------------------------------------------------------
12/31/98                                 7.70            7.36           0.27            0.00           (0.89)
------------------------------------------------------------------------------------------------------------------
12/31/97                                10.99            7.70           0.25            3.19            1.36
------------------------------------------------------------------------------------------------------------------
12/31/96                                12.71           10.99           1.92            0.00            1.57
------------------------------------------------------------------------------------------------------------------
12/31/95                                12.39           12.71           0.74            0.05            8.83
------------------------------------------------------------------------------------------------------------------
12/31/94                                12.75           12.39           0.58            0.03            1.99
------------------------------------------------------------------------------------------------------------------
12/31/93                                12.86           12.75           0.69            0.01            4.59
------------------------------------------------------------------------------------------------------------------
12/31/92                                13.08           12.86           0.78            0.07            4.82
------------------------------------------------------------------------------------------------------------------
12/31/91                                12.66           13.08           0.89            0.03           10.64
------------------------------------------------------------------------------------------------------------------
12/31/90                                12.55           12.66           0.93            0.00            8.30
==================================================================================================================
Total                                                                  $7.73           $3.38
==================================================================================================================

It is the Fund's policy to distribute dividends and capital gains, if any, annually.

Average Annual Total Returns/(1)/

Six Months Ended 6/30/00/(2)/                                              2.44%
--------------------------------------------------------------------------------
Year Ended 6/30/00                                                         5.92
--------------------------------------------------------------------------------
Five Years Ended 6/30/00                                                   2.19
--------------------------------------------------------------------------------
Ten Years Ended 6/30/00                                                    4.33
--------------------------------------------------------------------------------
Inception* to 6/30/00                                                      4.56
================================================================================

Cumulative Total Return/(1)/

6/30/90 to 6/30/00                                                        52.82%
================================================================================

  (1)   Assumes reinvestment of all dividends and capital gain distributions.
  (2) Total return is not annualized, as it may not be representative of the total return for the year.
   *    The inception date for the Reserve Account Portfolio is August 2, 1989.

Historical Performance (unaudited)

                    Growth of $10,000 Invested in Shares of
                         the Reserve Account Portfolio
                vs. Salomon Smith Barney 1-Year Treasury Index*
--------------------------------------------------------------------------------

                             June 1990 - June 2000



                  Reserve            Salomon Brothers
             Account Portfolio       1-Year Treasury
             -----------------       ---------------
 6/90             10,000                  10,000
12/90             10,504                  10,487
12/91             11,621                  11,405
12/92             12,180                  11,954
12/93             12,739                  12,412
12/94             12,992                  12,739
12/95             14,139                  13,769
12/96             14,362                  14,551
12/97             14,558                  15,440
12/98             14,428                  16,350
12/99             14,918                  17,011
 6/00             15,282                  17,518

          ----------------------------------------------------------
          -[_]-  Reserve Account Portfolio
          *      Salomon Smith Barney 1-Year Treasury Index
          ----------------------------------------------------------


* Hypothetical illustration of $10,000 invested in shares at June 30, 1990, assuming reinvestment of dividends and capital gains, if any, at net asset value through June 30, 2000. The Salomon Smith Barney 1-Year Treasury Index is composed of one 1-Year United States Treasury Bond whose return is tracked until its maturity. The index is unmanaged and is not subject to the same management and trading expenses as a mutual fund.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption value may be more or less than the original cost.

Schedules of Investments (unaudited)                               June 30, 2000

                          INCOME AND GROWTH PORTFOLIO

   SHARES                            SECURITY                       VALUE
================================================================================

COMMON STOCK - 96.6%
================================================================================
Banking - 8.2%
          4,500    Bank of America Corp.                             $  193,500
          6,750    Chase Manhattan Corp.                                310,922
          7,500    Mellon Financial Corp.                               273,281
--------------------------------------------------------------------------------
                                                                        777,703
--------------------------------------------------------------------------------
Conglomerates - 3.3%
          6,000    General Electric Co.                                 318,000
--------------------------------------------------------------------------------
Consumer Products - 8.6%
          5,500    Avon Products, Inc.                                  244,750
          4,000    International Paper Co.                              119,250
          5,000    Kimberly Clark Corp.                                 286,875
          9,000    Masco Corp.                                          162,562
--------------------------------------------------------------------------------
                                                                        813,437
--------------------------------------------------------------------------------
Data Processing - 1.0%
          1,900    First Data Corp.                                      94,288
--------------------------------------------------------------------------------
Electric Utilities - 9.4%
          6,500    Duke Energy Corp.                                    366,438
          5,000    El Paso Energy Corp.                                 254,688
          7,000    Unicom Corp.                                         270,812
--------------------------------------------------------------------------------
                                                                        891,938
--------------------------------------------------------------------------------
Electrical Equipment - 2.7%
          4,200    Emerson Electric Co.                                 253,575
--------------------------------------------------------------------------------
Energy Oil Integrated - International - 10.8%
          3,000    Chevron Corp.                                        254,438
          5,000    Exxon Mobil Corp.                                    392,500
          9,000    Williams Cos., Inc.                                  375,187
--------------------------------------------------------------------------------
                                                                      1,022,125
--------------------------------------------------------------------------------
Energy - Refining and Marketing - 2.1%
          2,400    Dow Chemical Corp.                                    72,450
          2,918    E.I. du Pont de Nemours & Co.                        127,662
--------------------------------------------------------------------------------
                                                                        200,112
--------------------------------------------------------------------------------
Financial Services - 1.4%
          1,200    Merrill Lynch & Co., Inc.                            138,000
--------------------------------------------------------------------------------
Food Processing - 3.3%
          7,000    PepsiCo, Inc.                                        311,062
--------------------------------------------------------------------------------


                      See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)                   June 30, 2000

                          INCOME AND GROWTH PORTFOLIO

    SHARES                           SECURITY                      VALUE
================================================================================
Insurance - Multi-Line - 8.8%
          2,500      Chubb Corp.                                        $153,750
          1,000      CIGNA Corp.                                          93,500
          4,000      Hartford Financial Services Group, Inc.             223,750
          3,500      Marsh & McLennan Cos., Inc.                         365,531
--------------------------------------------------------------------------------
                                                                         836,531
--------------------------------------------------------------------------------
Manufacturing - 1.1%
          3,200      Honeywell International, Inc.                       107,800
--------------------------------------------------------------------------------
Metals - 1.8%
          6,000      Alcoa, Inc.                                         174,000
--------------------------------------------------------------------------------
Multimedia - 1.4%
          2,500      McGraw-Hill Cos., Inc.                              135,000
--------------------------------------------------------------------------------
Office Automation & Equipment - 3.8%
          5,500      Pitney Bowes, Inc.                                  220,000
          7,000      Xerox Corp.                                         145,250
--------------------------------------------------------------------------------
                                                                         365,250
--------------------------------------------------------------------------------
Oil Well Equipment & Services - 6.9%
          6,000      BP Amoco PLC                                        339,375
          8,000      Conoco Inc., Class A Shares                         176,000
          3,000      Halliburton Co.                                     141,563
--------------------------------------------------------------------------------
                                                                         656,938
--------------------------------------------------------------------------------
Pharmaceuticals - 8.9%
          5,000      American Home Products Corp.                        293,750
          4,300      Bristol-Myers Squibb Co.                            250,475
          1,200      Johnson & Johnson                                   122,250
          3,500      Pharmacia Corp.                                     180,906
--------------------------------------------------------------------------------
                                                                         847,381
--------------------------------------------------------------------------------
Railroads - 0.8%
          2,000      Union Pacific Corp.                                  74,375
--------------------------------------------------------------------------------
Telecommunications - 12.3%
          3,000      Alltel Corp.                                        185,813
          6,000      AT&T Corp.                                          189,750
          3,700      GTE Corp.*                                          230,325
          5,922      SBC Communications, Inc.                            256,127
          6,000      Sprint Corp. (Fon Group)                            306,000
--------------------------------------------------------------------------------
                                                                       1,168,015
--------------------------------------------------------------------------------
                     TOTAL COMMON STOCK
                     (Cost - $8,161,951)                               9,185,530
================================================================================

                      See Notes to Financial Statements.

Schedules of Investments (unaudited)(continued)                   June 30, 2000



                          INCOME AND GROWTH PORTFOLIO

      FACE
     AMOUNT                                    SECURITY                                      VALUE
========================================================================================================
REPURCHASE AGREEMENT - 3.4%
             $320,000     Morgan Stanley Dean Witter & Co., 6.530% due 7/3/00;
                              Proceeds at maturity - $320,174; (Fully collateralized by
                              U.S. Treasury Bills, Notes and Bonds, 0.000% to 10.750%
                              due 7/31/00 to 11/15/08; Market value - $327,417)
                              (Cost - $320,000)                                               $  320,000
========================================================================================================
                          TOTAL INVESTMENTS - 100%
                          (Cost - $8,481,951**)                                               $9,505,530
========================================================================================================

 * On July 3, 2000, Bell Atlantic Corp. and GTE Corp. merged. The surviving company was renamed Verizon Communications.
**  Aggregate cost for Federal income tax purposes is substantially the same.



                      See Notes to Financial Statements.

Schedules of Investments (unaudited) (continued)                   June 30, 2000

               U.S. GOVERNMENT/HIGH QUALITY SECURITIES PORTFOLIO


         FACE
        AMOUNT                              SECURITY                 VALUE
--------------------------------------------------------------------------------
AGENCY DISCOUNT NOTES - 100%
  $253,000   Federal National Mortgage Association Discount Note
                6.510% due 7/3/00 (Cost - $252,909*)                $252,909
--------------------------------------------------------------------------------
 *  Aggregate cost for Federal income tax purposes is substantially the same.



                       See Notes to Financial Statements

Schedules of Investments (unaudited)(continued)                   June 30, 2000


                           RESERVE ACCOUNT PORTFOLIO

       FACE
      AMOUNT                              SECURITY                                     VALUE
==================================================================================================
AGENCY DISCOUNT NOTES - 100%
       $17,000     Federal National Mortgage Association Discount Note
                     6.510% due 7/3/00 (Cost - $16,994*)                                    $16,994
===================================================================================================

 * Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited)                                                     June 30, 2000

                                                                                  U.S. Gov't./
                                                                Income and        High Quality        Reserve
                                                                  Growth           Securities         Account
                                                                 Portfolio          Portfolio        Portfolio
=================================================================================================================
ASSETS:
 Investments, at value (Cost -- $8,481,951,
   $252,909 and $16,994, respectively)                       $   9,505,530        $   252,909       $    16,994
 Cash                                                                  996            379,817            27,261
 Dividends and interest receivable                                  14,515                ---               ---
 Receivable from investment manager                                    ---              1,686             5,166
 Other assets                                                          ---                 43                38
----------------------------------------------------------------------------------------------------------------
 Total Assets                                                    9,521,041            634,455            49,459
----------------------------------------------------------------------------------------------------------------
LIABILITIES:
 Payable for securities purchased                                   64,878                ---               ---
 Management fees payable                                             4,728                ---               ---
 Deferred compensation                                               4,627              4,389             4,368
 Accrued expenses                                                   13,351              8,649             8,523
----------------------------------------------------------------------------------------------------------------
 Total Liabilities                                                  87,584             13,038            12,891
----------------------------------------------------------------------------------------------------------------
Total Net Assets                                             $   9,433,457        $   621,417       $    36,568
================================================================================================================
NET ASSETS:
 Par value of shares of beneficial interest                  $       1,098        $        59       $         5
 Capital paid in excess of par value                             7,787,080            610,496            39,546
 Undistributed (overdistributed)
   net investment income                                            59,543             10,862            (2,983)
   Accumulated net realized gain
     from security transactions                                    562,157                ---               ---
   Net unrealized appreciation of investments                    1,023,579                ---               ---
----------------------------------------------------------------------------------------------------------------
Total Net Assets                                             $   9,433,457        $   621,417       $    36,568
================================================================================================================
Shares Outstanding                                               1,098,110             59,282             5,137
----------------------------------------------------------------------------------------------------------------
Net Asset Value, per share                                   $        8.59        $     10.48       $      7.12
----------------------------------------------------------------------------------------------------------------

                       See Notes To Financial Statements

Statement of Operations (unaudited)       For the Six Months Ended June 30, 2000

                                                                 U.S. Gov't./
                                                  Income and     High Quality    Reserve
                                                    Growth        Securities     Account
                                                   Portfolio      Portfolio     Portfolio
===========================================================================================
INVESTMENT INCOME:
  Interest                                         $    2,858     $   18,108     $   1,085
  Dividends                                           110,484            ---           ---
  Less: Foreign withholding tax                          (323)           ---           ---
-------------------------------------------------------------------------------------------
  Total Investment Income                             113,019         18,108         1,085
-------------------------------------------------------------------------------------------
EXPENSES:
  Management fees (Note 2)                             29,827          1,508            85
  Audit and legal                                       8,560          2,224         2,774
  Shareholder and system servicing fees                 8,002          7,069         7,069
  Custody                                                 889             17            51
  Trustees' fees                                           78            776           718
  Other                                                 2,016          1,840         1,751
-------------------------------------------------------------------------------------------
  Total Expenses                                       49,372         13,434        12,448
  Less: Management fee waiver and
     expense reimbursement (Note 2)                       ---        (10,083)      (12,260)
-------------------------------------------------------------------------------------------
  Net Expenses                                         49,372          3,351           188
-------------------------------------------------------------------------------------------
Net Investment Income                                  63,647         14,757           897
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS (NOTE 3):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales                             2,547,492            ---           ---
    Cost of securities sold                         1,985,314            ---           ---
-------------------------------------------------------------------------------------------
  Net Realized Gain                                   562,178            ---           ---
-------------------------------------------------------------------------------------------
  Change in Net Unrealized Appreciation
  of Investments:
     Beginning of period                            1,691,479            ---           ---
     End of period                                  1,023,579            ---           ---
-------------------------------------------------------------------------------------------
  Decrease in Net Unrealized Appreciation            (667,900)           ---           ---
-------------------------------------------------------------------------------------------
Net Loss on Investments                              (105,722)           ---           ---
-------------------------------------------------------------------------------------------
Increase (Decrease) in
  Net Assets From Operations                       $  (42,075)    $   14,757     $     897
===========================================================================================


                      See Notes to Financial Statements.

Statements of Changes in Net Assets

For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999

Income and Growth Portfolio                                                             2000            1999
================================================================================================================
OPERATIONS:
 Net investment income                                                                 $63,647          $142,886
 Net realized gain                                                                     562,178         1,907,792
 Decrease in net unrealized appreciation                                              (667,900)       (2,309,466)
----------------------------------------------------------------------------------------------------------------
 Decrease in Net Assets From Operations                                                (42,075)         (258,788)
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                                (145,004)         (222,147)
 Net realized gains                                                                 (1,907,813)       (2,393,210)
----------------------------------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to Shareholders                          (2,052,817)       (2,615,357)
----------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from sale of shares                                                       31,084            36,670
 Net asset value of shares issued for reinvestment of dividends                      2,052,817         2,615,357
 Cost of shares reacquired                                                          (1,466,750)       (2,645,117)
----------------------------------------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions                                   617,151             6,910
----------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                              (1,477,741)       (2,867,235)
NET ASSETS:
 Beginning of period                                                                10,911,198        13,778,433
----------------------------------------------------------------------------------------------------------------
 End of period*                                                                     $9,433,457       $10,911,198
================================================================================================================
* Includes undistributed net investment income of:                                     $59,543          $140,900
================================================================================================================





                      See Notes to Financial Statements.

For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999

U.S. Government/High Quality Securities Portfolio                                       2000            1999
==================================================================================================================
OPERATIONS:
 Net investment income                                                                 $14,757           $20,012
 Net realized gain                                                                         ---               ---
 Decrease in net unrealized appreciation                                                   ---               ---
----------------------------------------------------------------------------------------------------------------
 Increase in Net Assets From Operations                                                 14,757            20,012
----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                                                                 (21,763)           (2,850)
 Net realized gains                                                                        ---               ---
----------------------------------------------------------------------------------------------------------------
 Decrease in Net Assets From Distributions to Shareholders                             (21,763)           (2,850)
----------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
 Net proceeds from sale of shares                                                          ---            29,053
 Net asset value of shares issued for reinvestment of dividends                         21,763             2,850
 Cost of shares reacquired                                                            (149,058)         (266,347)
----------------------------------------------------------------------------------------------------------------
 Decrease in Net Assets From Fund Share Transactions                                  (127,295)         (234,444)
----------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                                (134,301)         (217,282)
NET ASSETS:
 Beginning of period                                                                   755,718           973,000
----------------------------------------------------------------------------------------------------------------
 End of period*                                                                       $621,417          $755,718
================================================================================================================
* Includes undistributed net investment income of:                                     $10,862           $17,868
==================================================================================================================




                      See Notes to Financial Statements.

For the Six Months Ended June 30, 2000 (unaudited) and the Year Ended December 31, 1999

Reserve Account Portfolio                                                                  2000              1999
===================================================================================================================
OPERATIONS:
   Net investment income                                                                $    897           $  1,425
   Net realized gain                                                                         ---                ---
   Decrease in net unrealized appreciation                                                   ---                ---
-------------------------------------------------------------------------------------------------------------------
   Increase in Net Assets From Operations                                                    897              1,425
-------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                                  (3,172)               ---
   Net realized gains                                                                        ---                ---
-------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Distributions to Shareholders                              (3,172)               ---
-------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 5):
   Net proceeds from sale of shares                                                            1                ---
   Net asset value of shares issued for reinvestment of dividends                          3,172                ---
   Cost of shares reacquired                                                              (6,983)           (15,184)
-------------------------------------------------------------------------------------------------------------------
   Decrease in Net Assets From Fund Share Transactions                                    (3,810)           (15,184)
-------------------------------------------------------------------------------------------------------------------
Decrease in Net Assets                                                                    (6,085)           (13,759)
NET ASSETS:
   Beginning of period                                                                    42,653             56,412
-------------------------------------------------------------------------------------------------------------------
   End of period*                                                                       $ 36,568           $ 42,653
===================================================================================================================
*  Includes overdistributed net investment income of:                                   $ (2,983)          $   (708)
===================================================================================================================

                      See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

   1. SIGNIFICANT ACCOUNTING POLICIES

   Smith Barney Variable Account Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund is sold exclusively for use with variable annuity contracts. The Fund consists of three separate investment portfolios ("Portfolios"): Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios. Shares of the Fund are offered only to insurance company separate accounts that fund certain annuity and variable life insurance contracts.

   The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets; securities for which no sales price was reported and U.S government and agency obligations are valued at the mean between bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date; foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (e) interest income, adjusted for accretion of original issue discount, is recorded on the accrual basis; (f) gains or losses on the sale of securities are calculated by using the specific identification method; (g) dividends and distributions to shareholders are recorded on the ex-dividend date; (h) the accounting records are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income and expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (i) the character of income and gains distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At December 31, 1999, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, for the Income & Growth and U.S. Government/High Quality Securities Portfolio a portion of undistributed net investment income amounting to $23 and $4 was reclassified to paid-in capital, respectively. Net investment income, net realized gains and net assets were not affected by this change; (j) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; and (k) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

   2. MANAGEMENT AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

   SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc., acts as investment manager of the Fund. The Income and Growth, U.S. Government/High Quality Securities and Reserve Account Portfolios pay SSBC a management fee calculated at the annual rates of 0.60%, 0.45% and 0.45%, respectively, on average daily net assets. These fees are calculated daily and paid monthly. For the six months ended June 30, 2000, SSBC waived all of its management fees and reimbursed expenses of $8,575 and $12,175 for the U.S. Government/High Quality Securities and Reserve Account Portfolios, respectively.

   Effective June 5, 2000, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, became the Portfolios distributor replacing CFBDS, Inc. For the six months ended June 30, 2000, SSB and its affiliates received brokerage commissions of $107.

   All officers and one Trustee of the Fund are employees of SSB.

   3.  INVESTMENTS

   During the six months ended June 30, 2000, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

                                            U.S. Govt.
                            Income and     High Quality      Reserve
                              Growth       Securities        Account
                             Portfolio      Portfolio       Portfolio
========================================================================
Purchases                  $890,340          ---                 ---
------------------------------------------------------------------------
Sales                     2,547,492          ---                 ---
========================================================================

   At June 30, 2000, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

                                                         U.S. Govt./
                                      Income and        High Quality   Reserve
                                        Growth          Securities     Account
                                      Portfolio         Portfolio     Portfolio
================================================================================
Gross unrealized appreciation       $2,155,387          ---               ---
Gross unrealized depreciation       (1,131,808)         ---               ---
--------------------------------------------------------------------------------
Net unrealized appreciation         $1,023,579          ---               ---
================================================================================

   4. REPURCHASE AGREEMENTS

   The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the seller at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

   5. SHARES OF BENEFICIAL INTEREST

   At June 30, 2000, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Each share represents an equal proportionate interest and has an equal entitlement to any dividends and distributions made by the Portfolios.

   Transactions in shares of each Portfolio were as follows:

                                              Six Months Ended    Year Ended
                                               June 30, 2000   December 31, 1999
================================================================================
Income and Growth Portfolio
Shares sold                                       3,138              2,788
Shares issued on reinvestment                   236,228            220,891
Shares reaquired                               (135,443)          (214,967)
--------------------------------------------------------------------------------
Net Increase                                    103,923              8,712
================================================================================
U.S. Gov't./High Quality Securities Portfolio
Shares sold                                         ---              2,794
Shares issued on reinvestment                     2,077                273
Shares reaquired                                (13,913)           (25,519)
--------------------------------------------------------------------------------
Net Decrease                                    (11,836)           (22,452)
================================================================================
Reserve Account Portfolio
Shares sold                                         ---                ---
Shares issued on reinvestment                       445                ---
Shares reaquired                                   (914)            (2,063)
--------------------------------------------------------------------------------
Net Decrease                                       (469)            (2,063)
================================================================================

Financial Highlights

For a share of beneficial interest outstanding throughout each year ended December 31, except where noted:

Income and Growth Portfolio                2000/(1)/    1999        1998        1997       1996         1995
================================================================================================================
Net Asset Value, Beginning of Period        $10.97     $ 13.98     $ 17.29     $ 14.69    $ 15.24      $ 13.05
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income                      0.08        0.16        0.29        0.47       0.57         0.45
   Net realized and unrealized gain (loss)   (0.08)      (0.34)       1.87        3.61       2.68         3.12
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.00       (0.18)       2.16        4.08       3.25         3.57
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                     (0.17)      (0.24)      (0.49)      (0.10)     (0.56)       (0.44)
   Net realized gains                        (2.21)      (2.59)      (4.98)      (1.38)     (3.24)       (0.94)
----------------------------------------------------------------------------------------------------------------
Total Distributions                          (2.38)      (2.83)      (5.47)      (1.48)     (3.80)       (1.38)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $ 8.59     $ 10.97     $ 13.98     $ 17.29    $ 14.69      $ 15.24
----------------------------------------------------------------------------------------------------------------
Total Return                                 (0.24)%*    (2.74)%     12.89%      28.11%     21.02%       27.56%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $9,433     $10,911     $13,778     $16,236    $20,812      $29,782
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses                                   0.99%**     1.00%       0.76%       0.77%      0.74%        0.77%
   Net investment income                      1.28**      1.11        1.53        2.18       2.39         2.77
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          9%         42%         49%         38%        30%          46%
================================================================================================================

(1) For the six months ended June 30, 2000 (unaudited).
 * Total return is not annualized, as it may not be representative of the total return for the year.
**  Annualized.

For a share of beneficial interest outstanding throughout each year ended December 31, except where noted:

U.S. Government/High
Quality Securities Portfolio             2000/(1)(2)/ 1999/(2)/   1998/(2)/    1997       1996         1995
================================================================================================================
Net Asset Value, Beginning of Period        $10.63      $10.40      $12.66      $12.90     $13.66        $12.46
----------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income/(3)/                 0.23        0.26        0.03        0.72       1.22          0.94
   Net realized and unrealized gain (loss)     ---         ---         ---       (0.02)     (0.76)         1.20
----------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations           0.23        0.26        0.03        0.70      (0.46)         2.14
----------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                     (0.38)      (0.03)      (1.06)      (0.04)     (1.22)        (0.94)
   Net realized gains                          ---         ---       (1.23)      (0.90)       ---           ---
----------------------------------------------------------------------------------------------------------------
Total Distributions                          (0.38)      (0.03)      (2.29)      (0.94)     (1.22)        (0.94)
----------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period              $10.48      $10.63      $10.40      $12.66     $12.90        $13.66
----------------------------------------------------------------------------------------------------------------
Total Return                                  2.17%*      2.55%       0.22%       5.43%      3.34%        17.20%
----------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)            $  621      $  756      $  973      $1,617     $2,876        $4,856
----------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses/(3)/                              1.00%**     1.00%       1.00%       1.00%      0.98%         0.87%
   Net investment income                      4.40**      2.37        0.22        4.33       6.30          6.36
----------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                          0%          0%          0%         43%        13%            0%
================================================================================================================

(1)  For the six months ended June 30, 2000 (unaudited).

(2) Per share amounts have been calculated using the monthly average shares method.

(3) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year, the investment manager waived all or a a portion of its fees in the amount of $0.03 per share (0.22% of average net assets) in 2000, $0.05 per share (0.45% of average net assets) in 1999 and $0.05 per share (0.45% of average net assets) in 1998, and $0.08 per share (0.49% of average net assets) in 1997. The investment manager also reimbursed the Portfolio for $8,575, $16,270, $4,832 and $719 in expenses for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998 and 1997, respectively.

     If such fees were not waived and expenses reimbursed, the net investment income (loss) per share would have been $0.07, $0.00, $(0.07) and $0.64 and the expense ratio would have been 4.01% (annualized), 3.37%, 1.86% and 1.49%, for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998 and 1997, respectively.

 * Total return is not annualized, as it may not be representative of the total return for the year.

**   Annualized.

For a share of beneficial interest outstanding throughout each year ended December 31, except where noted:

Reserve Account Portfolio                           2000(1)(2)       1999(2)        1998(2)        1997        1996        1995
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                   $7.61           $7.36         $7.70        $10.99      $12.71        $12.39
-----------------------------------------------------------------------------------------------------------------------------------
Income (Loss) From Operations:
   Net investment income (loss)(3)                      0.19            0.25         (0.07)         0.15        1.92          0.73
   Net realized and unrealized gain (loss)               ---             ---           ---           ---       (1.72)         0.38
-----------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     0.19            0.25         (0.07)         0.15        0.20          1.11
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions From:
   Net investment income                               (0.68)            ---         (0.27)        (0.25)      (1.92)        (0.74)
   Net realized gains                                    ---             ---           ---         (3.19)        ---         (0.05)
-----------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.68)            ---         (0.27)        (3.44)      (1.92)        (0.79)
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                         $7.12           $7.61         $7.36         $7.70      $10.99        $12.71
-----------------------------------------------------------------------------------------------------------------------------------
Total Return                                            2.44%*          3.40%        (0.89)%        1.36%       1.57%         8.83%
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)                         $37             $43           $56           $97        $435        $2,315
-----------------------------------------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
   Expenses(3)                                          1.00%**         1.00%         1.00%         1.00%       1.00%         0.97%
   Net investment income (loss)                         4.77**          2.96         (1.00)         1.59        4.98          5.30
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                    0%              0%            0%            0%          0%           17%
-----------------------------------------------------------------------------------------------------------------------------------

 (1)  For the six months ended June 30, 2000 (unaudited).

 (2) Per share amounts have been calculated using the monthly average shares method.

 (3) Under a voluntary fee waiver whereby the aggregate expenses of the Portfolio may not exceed 1.00% of the average daily net assets for any year, the investment manager waived all or a portion of its fees in the amount of $0.02 per share (0.22% of average net assets) in 2000, $0.03 per share (0.45% of average net assets) in 1999, $0.03 per share (0.45% of average net assets) in 1998, $1.61 per share (10.65% of average net assets) in 1997 and $0.15 per share (0.45% of average net assets) in 1996. The investment manager also reimbursed the Portfolio for $12,175, $12,260, $29,987, $15,552, $19,395 and $19,891 in expenses for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997 and 1996, respectively.

      If such fees were not waived and expenses reimbursed, the net investment income (loss) per share would have been $(2.25), $(4.38), $(1.56), $(1.76)
      and $1.27 and the expense ratio would have been 66.19% (annualized), 63.63%, 20.81%, 11.65% and 2.79%, for the six months ended June 30, 2000 and the years ended December 31, 1999, 1998, 1997 and 1996, respectively.

  * Total return is not annualized, as it may not be representative of the total return for the year.
 **   Annualized.